Personnel expenses (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Personnel Expenses [Line Items]
Total personnel expenses	$ 22,702	$ 19,958	$ 15,655